UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2008

Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.


Institutional Investment Manager
Filing this Report:

Name:     Beutel, Goodman & Company  Ltd.
Address:  20 Eglinton Avenue West
          Suite 2000
          Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:   	Michael James Gibson
Title:    	Chief Financial Officer,
		   Alternate Compliance Officer
Phone:   	416-932-6337


Signature, Place, and Date of Signing:

___________________________________
[Signature]

Toronto, Ontario, Canada	July 24, 2008
[Signature] [City, State] 	[Date]


Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                              Beutel, Goodman & Company Ltd.
                                              Form 13F Information Table           Form 13F File Number
            30-Jun-08                                                                28 - 11939

                                                 Total     Shares Investmen  Other   --------  Voting Authority -------
Name of Issuer       Title of Class CUSIP     (x $1000)           Discretio  Mgrs.         Sole Shared      None
--------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia      Common     64149107    277,160  6,049,174    Sole             4,798,104        1,251,070
Barrick Gold Corp.       Common     67901108    162,128  3,543,097    Sole             2,842,537          700,560
BCE Inc.                 Common     05534B109   132,688  3,801,845    Sole             3,019,334          782,511
CIBC                     Common     136069101   184,065  3,342,047    Sole             2,636,279          705,768
CDN National Railway     Common     136375102   202,504  4,211,326    Sole             3,396,065          815,261
Enbridge                 Common     29250N105   148,454  3,432,020    Sole             2,804,520          627,500
Encana                   Common     292505104   285,279  3,112,523    Sole             2,527,023          585,500
Manulife Financial       Common     56501R106   320,976  9,168,421    Sole             7,380,919        1,787,502
Molson Coors Canada  ExchNonVot CLB 608711206   337,924  6,196,392    Sole             5,055,042        1,141,350
Nexen                    Common     65334H102   203,125  5,088,607    Sole             4,114,407          974,200
Open Text Corp.          Common     683715106   121,827  3,803,024    Sole             3,387,824          415,200
Petro Canada             Common     71644E102   250,225  4,462,948    Sole             3,491,719          971,229
Royal Bank CDA           Common     780087102   139,094  3,091,449    Sole             2,336,834          754,615
Sun Life Financial In    Common     866796105   188,113  4,567,632    Sole             3,665,387          902,245
Talisman Energy Inc      Common     87425E103   293,151 13,224,252    Sole            10,512,483        2,711,769
ThomsonReuters Corp      Common     884903105   127,612  3,950,937    Sole             3,201,937          749,000
Toronto Dominion Bank    Common     891160509   428,127  6,787,398    Sole             5,427,899        1,359,499

Total                                         3,802,452



FORM 13F SUMMARY PAGE



Report Summary:
June 30, 2008

Number of Other
Included Managers: None

Form 13F Information
Table Entry Total: 17

Form 13F Information
Table Value Total: 3,802,452(thousands)

List of Other Included
Managers:  None

Provide a numbered list of the name(s)
and Form 13F file number(s) of all
institutional investment managers
with respect to which this report is
filed, other than the manager filing
this report.

[If there are no entries in this list,
state "NONE" and omit the column
headings and list entries.]


No. Form 13F File Number Name
____ 28-__11939_____________________

______________________________________
[Repeat as necessary.]